DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		$ 4,273		$ (11,386)		$ 953
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)		8,741	[1]	7,582	[1]	$ (359)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0		(1,801)
Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		4,273		(11,386)
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	8,741		7,582
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0		0
Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0		0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	0		0
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0		(1,801)
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		4,273		(11,386)
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	8,741		(7,582)
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	0		0
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0		0
Realized Gain on of Derivative Reclassified from Accumulated Other Comprehensive Income (loss)	[1]	0		0
Amount Excluded from Effectiveness Testing Recognized in Income	[2]	$ 0		$ (1,801)

[1]	Classified in operating expenses in the consolidated statement of operations.
[2]	Includes derivatives not designated as accounting hedge. Classified in financial income (expense), net, in the consolidated statement of operations.